PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets greater than discount rate	$ 1,121	$ (82)
Past service cost - Plan amendments	0	15	$ 0
Recognized liabilities				$ (7,343)	$ (6,982)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,022
Current service cost	114	136	125
Interest cost (income)	112	94	106
Past service cost - Plan amendments	4	25	14
Settlements	(26)	2
Balance at end of the period	3,264	3,022
Present value of the wholly or partly funded obligation				(9,012)	(8,537)
Fair value of plan assets				7,395	6,877
Net present value of the wholly or partly funded obligation				(1,617)	(1,660)
Present value of the unfunded obligation				(1,617)	(1,335)
Prepaid due to unrecoverable surpluses	(27)	(34)	(34)	(30)	(27)
Net amount recognized	(3,022)	(3,022)		(3,264)	(3,022)
Net assets related to funded obligations				25	12
Recognized liabilities				(3,289)	(3,034)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	(34)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	(1)	6
Exchange rates changes	(1)	2
Unrecoverable surplus at end of the period	(30)	(27)	(34)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	9,872	10,835
Current service cost	114	136
Interest cost (income)	367	360
Past service cost - Plan amendments	4	25
Plan participants’ contribution	2	3
Settlements	(172)	(76)
Actuarial (gain) loss	1,001	(290)
Demographic assumptions	16	20
Financial assumptions	949	(311)
Experience adjustment	36	1
Benefits paid	(652)	(671)
Termination benefits		6
Foreign currency exchange rate differences and other movements	93	(456)
Balance at end of the period	10,629	9,872	10,835
Net amount recognized	(10,629)	(10,835)	(10,835)	(10,629)	(9,872)
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(6,877)	(7,822)
Interest cost (income)	(256)	(267)
Return on plan assets greater than discount rate	808	(333)
Employer contribution	77	151
Plan participants’ contribution	(2)	(3)
Settlements	146	78
Benefits paid	541	550
Foreign currency exchange rate differences and other movements	(62)	405
Balance at end of the period	(7,395)	(6,877)	(7,822)
Net amount recognized	6,877	6,877	7,822	7,395	6,877
United States | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	590
Current service cost	26	31	32
Interest cost (income)	35	28	48
Past service cost - Plan amendments	0	25	0
Settlements	0	0
Balance at end of the period	624	590
Present value of the wholly or partly funded obligation				(3,476)	(3,238)
Fair value of plan assets				2,881	2,676
Net present value of the wholly or partly funded obligation				(595)	(562)
Present value of the unfunded obligation				(29)	(28)
Prepaid due to unrecoverable surpluses	0	0	0	0	0
Net amount recognized	(590)	(590)		(624)	(590)
Net assets related to funded obligations				8	0
Recognized liabilities				(632)	(590)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	0	0
United States | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,266	3,508
Current service cost	26	31
Interest cost (income)	130	120
Past service cost - Plan amendments	0	25
Plan participants’ contribution	0	0
Settlements	0	0
Actuarial (gain) loss	342	(159)
Demographic assumptions	2	9
Financial assumptions	334	(163)
Experience adjustment	6	(5)
Benefits paid	(261)	(259)
Termination benefits		0
Foreign currency exchange rate differences and other movements	2	0
Balance at end of the period	3,505	3,266	3,508
Net amount recognized	(3,505)	(3,508)	(3,508)	(3,505)	(3,266)
United States | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,676)	(2,993)
Interest cost (income)	(95)	(92)
Return on plan assets greater than discount rate	360	(197)
Employer contribution	7	42
Plan participants’ contribution	0	0
Settlements	0	0
Benefits paid	257	254
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	(2,881)	(2,676)	(2,993)
Net amount recognized	2,676	2,676	2,993	2,881	2,676
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	358
Current service cost	21	25	26
Interest cost (income)	19	14	13
Past service cost - Plan amendments	0	0	13
Settlements	0	2
Balance at end of the period	364	358
Present value of the wholly or partly funded obligation				(3,345)	(2,988)
Fair value of plan assets				3,021	2,664
Net present value of the wholly or partly funded obligation				(324)	(324)
Present value of the unfunded obligation				(15)	(13)
Prepaid due to unrecoverable surpluses	(21)	(23)	(23)	(25)	(21)
Net amount recognized	(358)	(358)		(364)	(358)
Net assets related to funded obligations				13	9
Recognized liabilities				(377)	(367)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(21)	(23)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	(2)	2
Exchange rates changes	(1)	1
Unrecoverable surplus at end of the period	(25)	(21)	(23)
Canada | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,001	3,481
Current service cost	21	25
Interest cost (income)	110	110
Past service cost - Plan amendments	0	0
Plan participants’ contribution	0	1
Settlements	0	(61)
Actuarial (gain) loss	277	(72)
Demographic assumptions	43	1
Financial assumptions	213	(75)
Experience adjustment	21	2
Benefits paid	(201)	(203)
Termination benefits		0
Foreign currency exchange rate differences and other movements	152	(280)
Balance at end of the period	3,360	3,001	3,481
Net amount recognized	(3,001)	(3,001)	(3,481)	(3,360)	(3,001)
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,664)	(3,167)
Interest cost (income)	(92)	(97)
Return on plan assets greater than discount rate	305	(142)
Employer contribution	27	59
Plan participants’ contribution	0	(1)
Settlements	0	63
Benefits paid	200	203
Foreign currency exchange rate differences and other movements	(133)	252
Balance at end of the period	(3,021)	(2,664)	(3,167)
Net amount recognized	3,021	3,167	3,167	3,021	2,664
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	72
Current service cost	0	3	4
Interest cost (income)	4	5	4
Past service cost - Plan amendments	2	0	0
Settlements	(26)	0
Balance at end of the period	90	72
Present value of the wholly or partly funded obligation				(663)	(723)
Fair value of plan assets				576	655
Net present value of the wholly or partly funded obligation				(87)	(68)
Present value of the unfunded obligation				(1)	(1)
Prepaid due to unrecoverable surpluses	(3)	(3)	(3)	(2)	(3)
Net amount recognized	(72)	(72)		(90)	(72)
Net assets related to funded obligations				0	0
Recognized liabilities				(90)	(72)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	1	(1)
Exchange rates changes	0	1
Unrecoverable surplus at end of the period	(2)	(3)	(3)
Brazil | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	724	766
Current service cost	0	3
Interest cost (income)	58	68
Past service cost - Plan amendments	2	0
Plan participants’ contribution	0	0
Settlements	(169)	0
Actuarial (gain) loss	121	50
Demographic assumptions	0	0
Financial assumptions	138	38
Experience adjustment	(17)	12
Benefits paid	(42)	(48)
Termination benefits		0
Foreign currency exchange rate differences and other movements	(30)	(115)
Balance at end of the period	664	724	766
Net amount recognized	(724)	(724)	(766)	(664)	(724)
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(655)	(723)
Interest cost (income)	(54)	(63)
Return on plan assets greater than discount rate	79	20
Employer contribution	2	6
Plan participants’ contribution	0	0
Settlements	143	0
Benefits paid	42	48
Foreign currency exchange rate differences and other movements	29	109
Balance at end of the period	(576)	(655)	(723)
Net amount recognized	655	655	723	576	655
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,837
Current service cost	58	68	60
Interest cost (income)	32	27	31
Past service cost - Plan amendments	2	0	1
Settlements	0	0
Balance at end of the period	1,916	1,837
Present value of the wholly or partly funded obligation				(1,528)	(1,500)
Fair value of plan assets				917	882
Net present value of the wholly or partly funded obligation				(611)	(618)
Present value of the unfunded obligation				(1,302)	(1,216)
Prepaid due to unrecoverable surpluses	(3)	(6)	(6)	(3)	(3)
Net amount recognized	(1,837)	(1,837)		(1,916)	(1,837)
Net assets related to funded obligations				4	3
Recognized liabilities				(1,920)	(1,840)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(6)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	3
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	(3)	(3)	(6)
Europe | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,716	2,990
Current service cost	58	68
Interest cost (income)	47	42
Past service cost - Plan amendments	2	0
Plan participants’ contribution	2	2
Settlements	(3)	0
Actuarial (gain) loss	176	(104)
Demographic assumptions	(29)	10
Financial assumptions	209	(92)
Experience adjustment	(4)	(22)
Benefits paid	(127)	(144)
Termination benefits		6
Foreign currency exchange rate differences and other movements	(41)	(144)
Balance at end of the period	2,830	2,716	2,990
Net amount recognized	(2,830)	(2,990)	(2,990)	(2,830)	(2,716)
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(882)	(924)
Interest cost (income)	(15)	(15)
Return on plan assets greater than discount rate	64	(15)
Employer contribution	41	44
Plan participants’ contribution	(2)	(2)
Settlements	3	0
Benefits paid	42	45
Foreign currency exchange rate differences and other movements	42	43
Balance at end of the period	(917)	(882)	(924)
Net amount recognized	882	882	924	917	882
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	165
Current service cost	9	9	3
Interest cost (income)	22	20	10
Past service cost - Plan amendments	0	0	0
Settlements	0	0
Balance at end of the period	270	165
Present value of the wholly or partly funded obligation				0	(88)
Fair value of plan assets				0	0
Net present value of the wholly or partly funded obligation				0	(88)
Present value of the unfunded obligation				(270)	(77)
Prepaid due to unrecoverable surpluses	0	(2)	(2)	0	0
Net amount recognized	(165)	(165)		(270)	(165)
Net assets related to funded obligations				0	0
Recognized liabilities				(270)	(165)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	(2)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	2
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	0	(2)
Other | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	165	90
Current service cost	9	9
Interest cost (income)	22	20
Past service cost - Plan amendments	0	0
Plan participants’ contribution	0	0
Settlements	0	(15)
Actuarial (gain) loss	85	(5)
Demographic assumptions	0	0
Financial assumptions	55	(19)
Experience adjustment	30	14
Benefits paid	(21)	(17)
Termination benefits		0
Foreign currency exchange rate differences and other movements	10	83
Balance at end of the period	270	165	90
Net amount recognized	(270)	(90)	(90)	(270)	(165)
Other | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	(15)
Interest cost (income)	0	0
Return on plan assets greater than discount rate		1
Employer contribution	0	0
Plan participants’ contribution	0	0
Settlements	0	15
Benefits paid	0	0
Foreign currency exchange rate differences and other movements	0	1
Balance at end of the period	0	0	(15)
Net amount recognized	$ 0	$ 0	$ 15	$ 0	$ 0